PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	R 8,542.2
Property, plant and equipment including right-of-use assets at end of period	11,918.4	R 8,542.2
Purchase of property, plant and equipment, classified as investing activities	3,531.6	2,254.9	R 2,985.7
Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	8,522.2
Property, plant and equipment including right-of-use assets at end of period	11,903.0	8,522.2
Purchase of property, plant and equipment, classified as investing activities	3,516.4	2,149.6
Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	20.0
Property, plant and equipment including right-of-use assets at end of period	15.4	20.0
Mine plant facilities and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,935.1
Property, plant and equipment including right-of-use assets at end of period	2,010.2	1,935.1
Mine plant facilities and equipment | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,931.1
Property, plant and equipment including right-of-use assets at end of period	2,007.1	1,931.1
Mine plant facilities and equipment | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	4.0
Property, plant and equipment including right-of-use assets at end of period	3.1	4.0
Mine property and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,676.4
Property, plant and equipment including right-of-use assets at end of period	1,601.1	1,676.4
Mine property and development | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,660.4
Property, plant and equipment including right-of-use assets at end of period	1,588.8	1,660.4
Mine property and development | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	16.0
Property, plant and equipment including right-of-use assets at end of period	12.3	16.0
Solar power plant and BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,757.1
Property, plant and equipment including right-of-use assets at end of period	2,665.2	2,757.1
Solar power plant and BESS | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,757.1
Property, plant and equipment including right-of-use assets at end of period	2,665.2	2,757.1
Solar power plant and BESS | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	0.0	0.0
Exploration assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	11.9
Property, plant and equipment including right-of-use assets at end of period	12.7	11.9
Exploration assets | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	11.9
Property, plant and equipment including right-of-use assets at end of period	12.7	11.9
Exploration assets | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	0.0	0.0
Capital work in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,161.7
Property, plant and equipment including right-of-use assets at end of period	5,629.2	2,161.7
Capital work in progress | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,161.7
Property, plant and equipment including right-of-use assets at end of period	5,629.2	2,161.7
Capital work in progress | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0
Property, plant and equipment including right-of-use assets at end of period	0.0	0.0
FWGR RTSF and DP2 construction
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,161.7
Property, plant and equipment including right-of-use assets at end of period	4,812.9	2,161.7
Ergo Daggafontein
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at end of period	816.3
Cost
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	11,489.9	9,289.4
Lease derecognitions	(10.6)	(1.2)
Disposals and scrapping	(9.0)	(8.5)
Change in estimate of environmental rehabilitation provision with a related asset	114.9	7.4
Transfers between classes of property, plant and equipment	0.0	0.0
Property, plant and equipment including right-of-use assets at end of period	15,324.2	11,489.9	9,289.4
Cost | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	3,736.9	2,200.0
Cost | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	2.1	2.8
Cost | Mine plant facilities and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,317.7	3,106.6
Lease derecognitions	(10.6)	(1.2)
Disposals and scrapping	(3.0)	(1.5)
Change in estimate of environmental rehabilitation provision with a related asset	113.0	5.6
Transfers between classes of property, plant and equipment	(109.8)	30.7
Property, plant and equipment including right-of-use assets at end of period	3,559.7	3,317.7	3,106.6
Cost | Mine plant facilities and equipment | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	251.4	177.2
Cost | Mine plant facilities and equipment | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	1.0	0.3
Cost | Mine property and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,130.1	2,944.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	(6.0)	(5.1)
Change in estimate of environmental rehabilitation provision with a related asset	(1.5)	1.8
Transfers between classes of property, plant and equipment	(1.4)	11.4
Property, plant and equipment including right-of-use assets at end of period	3,222.9	3,130.1	2,944.0
Cost | Mine property and development | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	100.6	175.5
Cost | Mine property and development | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	1.1	2.5
Cost | Solar power plant and BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,858.8	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Change in estimate of environmental rehabilitation provision with a related asset	3.4	0.0
Transfers between classes of property, plant and equipment	0.0	2,768.7
Property, plant and equipment including right-of-use assets at end of period	2,890.0	2,858.8	0.0
Cost | Solar power plant and BESS | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	27.8	90.1
Cost | Solar power plant and BESS | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.0	0.0
Cost | Exploration assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	21.6	19.2
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	(1.9)
Change in estimate of environmental rehabilitation provision with a related asset	0.0	0.0
Transfers between classes of property, plant and equipment	0.0	1.3
Property, plant and equipment including right-of-use assets at end of period	22.4	21.6	19.2
Cost | Exploration assets | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.8	3.0
Cost | Exploration assets | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.0	0.0
Cost | Capital work in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,161.7	3,219.6
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Change in estimate of environmental rehabilitation provision with a related asset	0.0	0.0
Transfers between classes of property, plant and equipment	111.2	(2,812.1)
Property, plant and equipment including right-of-use assets at end of period	5,629.2	2,161.7	3,219.6
Cost | Capital work in progress | Property, plant and equipment owned
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	3,356.3	1,754.2
Cost | Capital work in progress | Right of use assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Additions	0.0	0.0
Accumulated depreciation and impairment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(2,947.7)	(2,494.5)
Lease derecognitions	10.6	1.2
Disposals and scrapping	8.5	4.8
Depreciation	(477.2)	(459.2)
Property, plant and equipment including right-of-use assets at end of period	(3,405.8)	(2,947.7)	(2,494.5)
Accumulated depreciation and impairment | Mine plant facilities and equipment
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,382.6)	(1,206.6)
Lease derecognitions	10.6	1.2
Disposals and scrapping	2.8	1.5
Depreciation	(180.3)	(178.7)
Property, plant and equipment including right-of-use assets at end of period	(1,549.5)	(1,382.6)	(1,206.6)
Accumulated depreciation and impairment | Mine property and development
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,453.7)	(1,278.2)
Lease derecognitions	0.0	0.0
Disposals and scrapping	5.7	3.3
Depreciation	(173.8)	(178.8)
Property, plant and equipment including right-of-use assets at end of period	(1,621.8)	(1,453.7)	(1,278.2)
Accumulated depreciation and impairment | Solar power plant and BESS
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(101.7)	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Depreciation	(123.1)	(101.7)
Property, plant and equipment including right-of-use assets at end of period	(224.8)	(101.7)	0.0
Accumulated depreciation and impairment | Exploration assets
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(9.7)	(9.7)
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Depreciation	0.0	0.0
Property, plant and equipment including right-of-use assets at end of period	(9.7)	(9.7)	(9.7)
Accumulated depreciation and impairment | Capital work in progress
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	0.0	0.0
Lease derecognitions	0.0	0.0
Disposals and scrapping	0.0	0.0
Depreciation	0.0	0.0
Property, plant and equipment including right-of-use assets at end of period	R 0.0	R 0.0	R 0.0